NOTE 7 - Property, Plant and Equipment, Net: Schedule of Propety, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Gross, Beginning Balance	$ 9,897	$ 5,622
Additions other than through business combinations, property, plant and equipment	1,040	4,275
Disposals, property, plant and equipment	(431)	0
Property, Plant and Equipment, Gross, Ending Balance	10,506	9,897
Property, Plant and Equipment, Reclassifications	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	2,147	1,696
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	464	451
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	(431)	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	2,180	2,147
Accumulated Depreciation, Reclassification	0
Property, plant and equipment, net	8,326	7,750
Other Machinery and Equipment
Property, Plant and Equipment, Gross, Beginning Balance	890	830
Additions other than through business combinations, property, plant and equipment	105	60
Disposals, property, plant and equipment	(165)	0
Property, Plant and Equipment, Gross, Ending Balance	830	890
Property, Plant and Equipment, Reclassifications	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	770	739
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	35	31
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	(165)	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	640	770
Accumulated Depreciation, Reclassification	0
Property, plant and equipment, net	190	120
Office Equipment
Property, Plant and Equipment, Gross, Beginning Balance	89	89
Additions other than through business combinations, property, plant and equipment	2	0
Disposals, property, plant and equipment	0	0
Property, Plant and Equipment, Gross, Ending Balance	91	89
Property, Plant and Equipment, Reclassifications	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	62	53
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	8	9
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	65	62
Accumulated Depreciation, Reclassification	(5)
Property, plant and equipment, net	26	27
Leasehold Improvements
Property, Plant and Equipment, Gross, Beginning Balance	400	400
Additions other than through business combinations, property, plant and equipment	0	0
Disposals, property, plant and equipment	(157)	0
Property, Plant and Equipment, Gross, Ending Balance	243	400
Property, Plant and Equipment, Reclassifications	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	269	246
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	21	23
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	(157)	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	138	269
Accumulated Depreciation, Reclassification	5
Property, plant and equipment, net	105	131
Computer Equipment
Property, Plant and Equipment, Gross, Beginning Balance	138	127
Additions other than through business combinations, property, plant and equipment	1	11
Disposals, property, plant and equipment	(97)	0
Property, Plant and Equipment, Gross, Ending Balance	38	138
Property, Plant and Equipment, Reclassifications	(4)
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	124	115
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	8	9
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	(97)	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	35	124
Accumulated Depreciation, Reclassification	0
Property, plant and equipment, net	3	14
Manufacturing Facility
Property, Plant and Equipment, Gross, Beginning Balance	8,380	4,176
Additions other than through business combinations, property, plant and equipment	932	4,204
Disposals, property, plant and equipment	(12)	0
Property, Plant and Equipment, Gross, Ending Balance	9,304	8,380
Property, Plant and Equipment, Reclassifications	4
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	922	543
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	392	379
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	(12)	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	1,302	922
Accumulated Depreciation, Reclassification	0
Property, plant and equipment, net	$ 8,002	$ 7,458